OTHER FINANCIAL DATA - OTHER INCOME (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	$ 172		$ 130		$ 140
Proceeds from legal settlement					48
San Diego Gas and Electric Company and Subsidiary [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	69		79		10
Southern California Gas Company [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	17		13		12
Allowance for Cost of Equity Funds Used During Construction [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	96		99		57
Allowance for Cost of Equity Funds Used During Construction [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	71		80		43
Allowance for Cost of Equity Funds Used During Construction [Member] | Southern California Gas Company [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	25		19		14
Regulatory Interest, Net [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	1	[1]	2	[1]	1	[1]
Regulatory Interest, Net [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	2	[1]	2	[1]
Regulatory Interest, Net [Member] | Southern California Gas Company [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	(1)	[1]			1	[1]
Gain (Loss) on Investments [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	41	[2]	22	[2]	35	[2]
Fair Value Adjustments on Hedges and Derivative Contracts [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	10	[3]	(14)	[3]	(24)	[3]
Fair Value Adjustments on Hedges and Derivative Contracts [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net			(1)	[4]	(34)	[4]
Other Income, Sundry [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	24	[5]	21	[5]	71	[5]
Other Income, Sundry [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	(4)		(2)		1
Other Income, Sundry [Member] | Southern California Gas Company [Member]
Component of Other Income, Nonoperating [Line Items]
Other income (expense), net	$ (7)		$ (6)		$ (3)

[1]	Interest on regulatory balancing accounts.
[2]	Represents investment gains on dedicated assets in support of our executive retirement and deferred compensation plans. These amounts are partially offset by corresponding changes in compensation expense related to the plans.
[3]	Sempra Energy Consolidated includes Otay Mesa VIE and additional instruments.
[4]	Related to Otay Mesa VIE.
[5]	Amount in 2010 includes proceeds of $48 million from a legal settlement.